Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss for the period	$ (2,044,043)	$ (2,427,973)	$ (5,663,393)	$ (6,032,537)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	11,616	644,722	70,544	644,722
Depreciation	26,597	31,611	79,792	97,668
Loss (gain) on marketable equity securities	3,794	(3,613)	(39,613)	(5,783)
Loss (gain) on disposition of equipment	(40,282)	30,476	(118,559)	30,476
Income tax recovery		(134,994)		(845,184)
Changes in non-cash working capital:
Decrease in income tax receivable				3,204,812
Net decrease (increase) in prepaid expense and other	172,341	271,068	(400,556)	(51,059)
Net increase (decrease) in payables and accrued expenses	229,331	(362,555)	180,826	(30,908)
Net cash used in operating activities	(1,640,646)	(1,951,258)	(5,890,959)	(2,987,793)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment		(46,753)		(46,753)
Proceeds from sale of property, plant and equipment	172,964	98,649	340,423	98,649
Net cash provided by investing activities	172,964	51,896	340,423	51,896
Cash Flows from Financing Activities:
Net cash used in financing activities
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(1,467,682)	(1,899,362)	(5,550,536)	(2,935,897)
Cash and cash equivalents - beginning of period	53,332,496	60,785,602	57,415,350	61,822,137
Cash and cash equivalents - end of period	$ 51,864,814	$ 58,886,240	$ 51,864,814	$ 58,886,240